Directors' and key management remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Directors And Key Management Remuneration [Abstract]
Emoluments	$ 6,726	$ 6,568	$ 6,686
Long-term incentive plans	4,691	1,587	8,974
Total	11,417	8,155	15,660
Pension contributions: defined contribution plans	$ 10	$ 9	$ 29